Defined benefit plan - Movement in Plan Assets (Details) - Fair value of plan assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning fair value of plan assets as of January 1	$ 8,291	$ 3,858	$ 2,750
Return on plan assets excluding interest income	12	13	9
Contributions paid by employer	688	378	384
Contributions paid by employees	610	378	384
Benefits (paid)/deposited	1,783	3,049	16
Remeasurement (gain)/loss on defined benefit obligation	513	(3)	110
Administration expense	(4)	(3)	(2)
Separation from Parent Group’s Shared Swiss Pension Plan	0	0	137
Other	(18)	0	0
Foreign currency exchange (gains)/losses	(299)	621	70
Ending fair value of plan assets as of December 31	$ 11,576	$ 8,291	$ 3,858